Intangible Assets, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Original amounts		$ 23,836	$ 18,973
Accumulated amortization		(12,818)	(8,547)
Intangible assets, net		11,018	10,426
Customer contracts and relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts		5,326	4,978
Accumulated amortization		(3,744)	(3,014)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	[1]	16,896	12,458
Accumulated amortization		(8,235)	(4,887)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts		1,614	1,537
Accumulated amortization		$ (839)	$ (646)

[1]	Includes $8,877 and $5,056 capitalized technology as of December 31, 2017 and 2016, respectively. Capitalized technology includes $4,081 and $2,143 for which amortization has not yet begun as of December 31, 2017 and 2016, respectively.